Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Cost-basis investments		$ 0
Equity method investments		$ 0
Loans delinquent		90 or more days
Servicing fee, percentage		0.25%
Deciding percentage of class of MSRs		More than 4.5%.
Interest rate		4.50%
MSRs note rate pool description		Note interest rate pools of 50 basis points for note interest rates between 3.0% and 4.5% and a single pool for note interest rates below 3%. Adjustable rate mortgage loans with initial interest rates of 4.5% or less are evaluated in a single pool.
Mortgage loans description		Note interest rate pools of 50 basis points
Basis point for mortgage loan		0.50%
Income tax positions likely to be recognized		50.00%
Minimum [Member]
Mortgage Loans on Real Estate [Line Items]
Fixed-rate mortgage loans		3.00%
Maximum [Member]
Mortgage Loans on Real Estate [Line Items]
Fixed-rate mortgage loans		4.50%
Mortgage servicing rights [Member]
Mortgage Loans on Real Estate [Line Items]
Deciding percentage of class of MSRs		The Company has identified two classes of MSRs: originated MSRs backed by mortgage loans with initial interest rates of less than or equal to 4.5%; and originated MSRs backed by mortgage loans with initial interest rates of more than 4.5%.
Jumbo Mortgage Loan Financing [Member] | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Mortgage Loans on Real Estate [Line Items]
Certificates issued	$ 537,000,000	$ 208,800,000	$ 111,000,000
Weighted yield	3.90%